Capital structure and financing - C.7.2. Fair value of financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 1,587	$ 1,803
Current financial assets	1,503	1,708
Non-current financial assets	84	95
Financial assets at amortised cost | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	6	19
Financial assets at amortised cost | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	84	76
Financial assets at amortised cost | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	443	379
Financial assets at amortised cost | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	12	15
Financial assets at amortised cost | Supplier advances for capital expenditures
Disclosure of fair value measurement of assets [line items]
Financial assets	21	21
Financial assets at amortised cost | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	190	197
Financial assets at amortised cost | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	56	57
Financial assets at amortised cost | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	775	1,039
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Financial assets	1,587	1,803
Current financial assets	1,503	1,708
Non-current financial assets	84	95
Financial assets at fair value | Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	6	19
Financial assets at fair value | Other non-current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	84	76
Financial assets at fair value | Trade receivables, net
Disclosure of fair value measurement of assets [line items]
Financial assets	443	379
Financial assets at fair value | Amounts due from non-controlling interests, associates and joint venture partners
Disclosure of fair value measurement of assets [line items]
Financial assets	12	15
Financial assets at fair value | Supplier advances for capital expenditures
Disclosure of fair value measurement of assets [line items]
Financial assets	21	21
Financial assets at fair value | Other current assets
Disclosure of fair value measurement of assets [line items]
Financial assets	190	197
Financial assets at fair value | Restricted cash
Disclosure of fair value measurement of assets [line items]
Financial assets	56	57
Financial assets at fair value | Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets	775	1,039
Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	9,161	8,812
Current financial liabilities	1,670	1,602
Non-current financial liabilities	7,491	7,210
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	8,569	8,335
Current financial liabilities	1,689	1,602
Non-current financial liabilities	6,881	6,733
Debt and financing | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	6,678	6,804
Debt and financing | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	6,086	6,327
Trade payables | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	390	400
Trade payables | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	390	400
Payables and accruals for capital expenditure | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	314	428
Payables and accruals for capital expenditure | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	314	428
Derivative financial instruments | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	46	53
Derivative financial instruments | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	46	53
Put option liability | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	86	0
Put option liability | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	86	0
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	74	58
Amounts due to non-controlling interests, associates and joint venture partners | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	74	58
Accrued interest and other expenses | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	444	412
Accrued interest and other expenses | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	444	412
Other liabilities | Financial liabilities at amortised cost
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,128	658
Other liabilities | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 1,128	$ 658